DEBT INSTRUMENTS AT AMORTIZED COST (Tables)	12 Months Ended
Dec. 31, 2025
Debt Instruments At Amortized Cost
Schedule of securities at amortized cost

	R$ thousands
	Amortized cost	Gross unrealized gains (1)	Gross unrealized losses (1)	Fair Value
Securities:
Brazilian government bonds	135,339,275	505,190	(6,159,482)	129,684,983
Bank debt securities and corporate debt securities	124,207,296	1,842,639	(4,526,832)	121,523,103
Balance on December 31, 2025	259,546,571	2,347,829	(10,686,314)	251,208,086

Securities:
Brazilian government bonds	145,278,232	3,032,908	(8,559,744)	139,751,396
Bank debt securities and corporate debt securities	121,713,735	23,020	(392,053)	121,344,702
Balance on December 31, 2024	266,991,967	3,055,928	(8,951,797)	261,096,098
(1)	Unrealized gains and losses on assets at amortized cost have not been recognized in comprehensive income.

Schedule of maturity

	R$ thousands
	On December 31, 2025		On December 31, 2024
	Amortized cost	Fair Value	Amortized cost	Fair Value
Due within one year	54,891,298	54,651,238	60,043,632	59,988,685
From 1 to 5 years	138,622,149	137,128,315	148,260,712	147,475,479
From 5 to 10 years	41,306,602	37,109,312	32,891,366	32,474,161
Over 10 years	24,726,522	22,319,221	25,796,257	21,157,773
Total	259,546,571	251,208,086	266,991,967	261,096,098

Schedule of reconciliation of expected losses of financial assets at amortized cost

	R$ thousands
	Stage 1	Stage 2	Stage 3	Total (1)
Expected credit losses of financial assets at amortized cost on December 31, 2023	370,902	186,825	4,587,539	5,145,266
Transferred to Stage 1	-	(19,638)	(2,113)	(21,751)
Transferred to Stage 2	(1,291)	-	(390)	(1,681)
Transferred to Stage 3	(21,207)	(34,942)	-	(56,149)
Transfer from Stage 1	-	1,291	21,207	22,498
Transfer from Stage 2	19,638	-	34,942	54,580
Transfer from Stage 3	2,113	390	-	2,503
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	333,678	(83,815)	761,871	1,011,734
Expected credit losses of financial assets at amortized cost on December 31, 2024	703,833	50,111	5,403,056	6,157,000
Transferred to Stage 1	-	(1,740)	(4,970)	(6,710)
Transferred to Stage 2	(13,372)	-	(60,084)	(73,456)
Transferred to Stage 3	(103,901)	(20,530)	-	(124,431)
Transfer from Stage 1	-	13,372	103,901	117,273
Transfer from Stage 2	1,740	-	20,530	22,270
Transfer from Stage 3	4,970	60,084	-	65,054
New assets originated / (Assets settled or paid)/Remeasurement of expected credit losses	32,296	150,206	(2,775,010)	(2,592,508)
Expected credit losses of financial assets at amortized cost on December 31, 2025	625,566	251,503	2,687,423	3,564,492
(1)	The expected credit losses expense is recorded as “Expected Credit Losses on Other Financial Assets” in the Consolidated Statement of Income.